Expense Example, No Redemption - C Class	Jun. 30, 2025 USD ($)
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro Equity Opportunities Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	602
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	2,274
(American Beacon Funds Classes-A,C,Y,R6,R5,Investor) | (American Beacon Shapiro SMID Cap Equity Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	759
Expense Example, No Redemption, 5 Years	1,341
Expense Example, No Redemption, 10 Years	2,919
(AB ARK Transformational Innovation Fund) | (American Beacon ARK Transformational Innovation Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,251
Expense Example, No Redemption, 10 Years	2,699
(AB TwentyFour Funds) | (American Beacon TwentyFour Strategic Income Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,224
(AB TwentyFour Funds) | (American Beacon TwentyFour Short Term Bond Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	952
Expense Example, No Redemption, 5 Years	1,773
Expense Example, No Redemption, 10 Years	$ 3,912